NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF BASIC AND DILUTED NET PROFIT LOSS PER SHARE
	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Net profit/(loss) attributable to ordinary shareholders	$7,088,874	$6,425,533	$(74,052,870)

Weighted average Class A Ordinary Shares outstanding
– Basic	229,280	229,280	266,139
Weighted average Class A Ordinary Shares outstanding
– Diluted	237,280	237,280	274,139

Weighted average Class B Ordinary Shares outstanding – Basic and diluted	8,000	8,000	8,000

Net (loss)/profit per Class A Ordinary Share – Basic	$30.92	$28.02	$(278.25)

Net (loss)/profit per Class A Ordinary Share – Diluted	$29.88	$27.08	$(278.25)